Commitments & Contingencies (Details) - Part-4 - USD ($)								1 Months Ended		3 Months Ended			12 Months Ended
	Feb. 29, 2024	Feb. 16, 2024	Jan. 04, 2024	Dec. 22, 2023	Oct. 05, 2023	Jul. 03, 2023	Dec. 20, 2022	Dec. 29, 2023	Feb. 21, 2023	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 05, 2024	May 24, 2021
Commitments & Contingencies [Line Items]
Assumed payable											$ 154,480
Amortization of debt discount						$ 164,775				$ 635,710		$ 13,393	$ 2,194,773	$ 1,533,048
Unamortized discount													$ 458
Common stock par value (in Dollars per share)								$ 0.001		$ 0.001			$ 0.001	$ 0.001		$ 0.001
Preferred stock par value (in Dollars per share)										$ 0.001			0.001	0.001
Convertible preferred stock par value (in Dollars per share)						$ 18
Shares of purchase (in Shares)	2,000
Aggregate purchase price	$ 2						$ 50,000,000	$ 1,237,114
Fees amount			$ 3,200,000
Gross proceeds					$ 3,000,000				$ 1,500,000
Transaction value percentage		10.00%
Transaction value		$ 20,000,000
Merger Agreement [Member]
Commitments & Contingencies [Line Items]
Unamortized discount										$ 0
Common Stock [Member]
Commitments & Contingencies [Line Items]
Common stock par value (in Dollars per share)										$ 0.001			$ 0.001
Dawson James Securities, Inc. [Member]
Commitments & Contingencies [Line Items]
Transaction value percentage		5.00%
Transaction value		$ 20,000,000
EvoFem Merger Agreement [Member]
Commitments & Contingencies [Line Items]
Notes payable										$ 13,000,000			$ 13,000,000
Assumed payable										154,480			154,480
Amortization of debt discount										$ 1,826,250			1,826,250
Unamortized discount													$ 1,633,389
Issued and outstanding shares of common stock (in Dollars per share)										$ 0.0001			$ 0.0001
Aggregate shares (in Shares)										610,000			610,000
Common stock par value (in Dollars per share)													$ 0.001
EvoFem Merger Agreement [Member] | Notes Payable [Member]
Commitments & Contingencies [Line Items]
Amortization of debt discount										$ 571,904		$ 0
EvoFem Merger Agreement [Member] | Common Stock [Member]
Commitments & Contingencies [Line Items]
Common stock par value (in Dollars per share)										$ 0.001
Dawson Engagement Letter [Member]
Commitments & Contingencies [Line Items]
Fees amount		1,850,000
Gross proceeds		$ 4,900,000
Mr. Shatzkes [Member] | Employment Contracts [Member]
Commitments & Contingencies [Line Items]
Shares of purchase (in Shares)	1,500
Series E-1 Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Common stock par value (in Dollars per share)										0.0001			0.0001
Series E-1 Preferred Stock [Member] | EvoFem Merger Agreement [Member]
Commitments & Contingencies [Line Items]
Preferred stock par value (in Dollars per share)										$ 0.0001			$ 0.0001
Series A-1 Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Aggregate shares (in Shares)										2,327			2,327
Preferred stock par value (in Dollars per share)										$ 0.001			$ 0.001
Convertible preferred shares amount				$ 22,277,233
Series A-1 Preferred Stock [Member] | EvoFem Merger Agreement [Member]
Commitments & Contingencies [Line Items]
Aggregate shares (in Shares)										2,327			2,327
Preferred stock par value (in Dollars per share)										$ 0.001			$ 0.001
Series F-1 Convertible Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Aggregate shares (in Shares)				22,280
Series F-1 Convertible Preferred Stock [Member] | Evofem Exchange Agreement [Member]
Commitments & Contingencies [Line Items]
Aggregate shares (in Shares)				22,280
Series A-1 Convertible Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Preferred stock par value (in Dollars per share)										$ 0.001			$ 0.001	$ 0.001
Convertible preferred stock par value (in Dollars per share)				$ 0.001
Series F-1 Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Shares of purchase (in Shares)	2,000
Private Placement [Member]
Commitments & Contingencies [Line Items]
Deposit															$ 1,000,000
Offering costs															$ 400,000